SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follow:

(in US$ thousands)	2017	2018	2019
MahJong and casino casual games	$2,364	$1,816	$1,778
PC-based massive multiplayer online games	1,400	1,272	1,204
Mobile role playing games	7,776	3,998	3,538
Other games and game related revenues	56	15	125
	$11,596	$7,101	$6,645

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2017	2018	2019
Taiwan	$2,349	$2,958	$3,074
Hong Kong	9,247	4,143	3,571
	$11,596	$7,101	$6,645

Net Tangible Long-Lived Assets by Geographic Region	Net tangible long-lived assets by geographic region are as follows:
(in US$ thousands)	December 31
Geographic region / country	2017	2018	2019
Taiwan	$62	$94	$—
Hong Kong	96	27	—
	$158	$121	$—